S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (314,189)
Net Tangible Book Value, Adjusted	109,086,578
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	125,454,378
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	73,086,578
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	84,054,378
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	37,086,578
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	42,654,378
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	1,086,578
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	1,254,378
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	145,086,578
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	(314,189)
Net Tangible Book Value, Adjusted	$ 166,854,378
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.25
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.29
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.76
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.78
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.25
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.29
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.76
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 9.78
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 151,275,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,775,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	151,275,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,775,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	151,275,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,775,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	151,275,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,775,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	151,275,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,775,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	293,567
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,800)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,800)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,800)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,800)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,800)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(37,500,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(43,125,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(112,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(129,375,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,625,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(11,250,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,937,500)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,000,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(17,250,000)
Shares subject to redemption [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Shares subject to redemption [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted